NET (LOSS)/INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares	Sep. 30, 2021 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	¥ (319,164)	¥ (342,673)	¥ 488,246	$ 70,790	¥ 578,653	¥ (5,602,990)
Less: Net (loss)/income attributable to non-controlling interests | ¥					108	(13,885)
Net (loss)/income attributable to ordinary shareholders			¥ 488,246	$ 70,790	¥ 578,545	¥ (5,589,105)
Denominator:
Weighted average number of shares - basic			2,473,078,408	2,473,078,408	2,051,263,478	2,021,919,061
Adjustments for dilutive options and RSUs			43,195,219	43,195,219	84,580,779
Weighted average number of shares - diluted			2,516,273,627	2,516,273,627	2,135,844,257	2,021,919,061
Basic net (loss)/income per share attributable to ordinary shareholders | (per share)	¥ (0.15)	¥ (0.17)	¥ 0.20	$ 0.03	¥ 0.29	¥ (2.76)
Diluted net (loss)/income per share attributable to ordinary shareholders | (per share)	¥ (0.15)	¥ (0.17)	¥ 0.19	$ 0.03	¥ 0.27	¥ (2.76)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			43,195,219	43,195,219	84,580,779	54,785,705